Flexible Premium Variable Life Insurance Contract
(Variable Survivorship Life)


Issued by
Midland National Life Insurance Company
(through Midland National Life Separate Account A)

Supplement dated September 14, 2000
to Prospectus dated May 1, 2000


The Midland Variable Survivorship Life now includes the following five new investment options.


- Alger American Small Capitalization Portfolio
- Alger American MidCap Growth Portfolio
- Alger American Growth Portfolio
- Alger American Leveraged AllCap Portfolio
- Fidelity Variable Insurance Products Fund Mid Cap Portfolio


The Investment Objectives of the five newly available mutual fund portfolios are as follows:

Portfolio			                               			Objective
Alger American Small Capitalization Portfolio	Seeks long term capital
                                              appreciation by focusing on
                                              small, fast growing companies
                                              that offer innovative products,
                                              services or technologies to a
                                              rapidly expanding marketplace.
                                              Under normal circumstances, the
                                              Portfolio invests primarily in
                                              the equity securities of small
                                              capitalization companies.  A
                                              small capitalization company is
                                              one that has a market
                                              capitalization within the range
                                              of the Russell 2000 Growth
                                              Index(r) or the S&P SmallCap 600
                                              Index(r).

Alger American MidCap Growth Portfolio		Seeks long term capital
                                        Appreciation by focusing on
                                        midsize companies with promising
                                        growth potential. Under normal
                                        circumstances, the portfolio
                                        invests primarily in the equity
                                        securities of companies in the
                                        S&P MidCap 400 Index(r).


Alger American Growth Portfolio			Seeks long term capital
                                  appreciation  by focusing on
                                  growing companies that generally
                                  have broad product lines,
                                  markets, financial resources
                                  and depth of management.  Under
                                  normal circumstances the
                                  portfolio invests primarily in
                                  the equity securities of large
                                  companies. The portfolio
                                  considers a large company to
                                  have a market capitalization of
                                  $1 billion or greater.

Alger American Leveraged AllCap Portfolio		Seeks long term capital
                                           Appreciation by investing, under
                                           normal circumstances, in the
                                           equity securities of companies
                                           of any size which demonstrate
                                           promising growth potential.  The
                                           portfolio can leverage, that it,
                                           borrow money, up to one-third
                                      					of its total assets to buy
                                           additional securities.  By
             					                         borrowing money, the portfolio
                                           has the potential to increases
                                           its returns if the increase in
                                           the value of the securities
                                           purchased exceeds the cost of
                                           borrowing, including interest
                                           paid on the money borrowed.

Fidelity Variable Insurance invests same investment objectives and policies and a very similar or nearly identical name.

This Prospectus Supplement provides very limited information about the two newly available fund portfolios. The prospectuses for these portfolios, which accompany this Prospectus Supplement, describe the investment objectives, policies and risks of the portfolio. The information in this Prospectus Supplement is qualified in its entirety by the information included in the Prospectus for the Variable Survivorship Life and the prospectus for the five new portfolios.

In addition to the fees and charges deducted under the contracts (described in the prospectus for the Variable Survivorship Life), certain fees aVariable Survivorship Life and the prospectus for the individual portfolios.

This Prospectus Supplement must be accompanied or preceded by the Prospectus dated May 1, 2000 for the Variable Survivorship Life and by the Prospectus dated May 1, 2000 for each Fund portfolio listed above.




As with all the Fund portfolios described in your May 1, 2000 prospectus, the Fund Portfolios described above are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly iden be managed by the same adviser or manager. Nevertheless, the investment performance and results of the above two Fund Portfolios may be lower, or higher than the investment results of any of the other (publicly available) available portfolios. There can be no assurance and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same his reimbursement arrangement at any time. Without this reimburs rsement, the other expenses and total expenses would have been:



                        Other			Total
                        Expenses		Expenses
VIP Mid Cap           			2.77%			3.34%


(3) A portion of the brokerage commissions that the fund pays is used to reduce this fund's expenses. In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses


The illustrations of Contract Funds, Cash Surrender Vbursement, the other expenses and total expenses would have been:



                        Other			Total
                        Expenses		Expenses
VIP Mid Cap	           		2.77%			3.34%


(3) A portion of the brokerage commissions that the fund pays is used to reduce this fund's expenses. In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses


The illustrations of Contract Funds, Cash Surrender Values and Death Benefits listed in the Appendix of your Variable Survivorship Life prospectus dated May 1, 2000 assume an average Portfolio Annual Expense which does not recognize the expenses of the five new funds discussed above. The average Portfolio Annual Expense as of December 31, 1999 which includes
the five new funds is 0.81%.   The 0.81% is higher than the 0.79% average
annual expense stated in your May 1, 2000 prospectus. The use of the higher contract fund values and cash surrender values which are shown in your prospectus, but the difference in values is not significant. However, if you would like to obtain a new illustration for the example given in the prospectus, please ask your agent or contact Midland National Life at the toll free number (800) 272-1642.



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